Cost Method Investments	12 Months Ended
Dec. 31, 2017
Cost Method Investments [Abstract]
COST METHOD INVESTMENTS

Note 4 – COST METHOD INVESTMENTS

On November 12, 2016, the Company entered into two separate investment agreements with Beijing Ling Ban Future Technology Co., Ltd. (“Ling Ban”) and Beijing Ling Ban Intelligence Online Services Co., Ltd. (“Ling Ban Online”), pursuant to which the Company agreed to invest RMB18 million (approximately $2,592,000 at the time) and RMB6 million (approximately $864,000 at the time) in Ling Ban and Ling Ban Online, in order to obtain 6% and 10% equity interest in Ling Ban and Ling Ban Online, respectively. The Company further agreed to acquire an additional 10% equity interest in Ling Ban Online from Ling Ban for RMB6 million (approximately $864,000).

During the year ended December 31, 2017, the Company transferred a total of RMB24 million ($3,509,404) to Ling Ban and Ling Ban Online, which represents 6% and 10% equity interest in Ling Ban and Ling Ban Online, respectively. On July 24, 2017, the Company entered into a supplemental agreement with Ling Ban, pursuant to which both parties consented to revoke the right the Company has to purchase of the additional 10% equity interest in Ling Ban Online from Ling Ban. The Company accounts for the investments using the cost method as the Company is unable to exercise significant influence on the investee.

The Company reviews its investments in Ling Ban and Ling Ban Online to determine whether a decline in fair value below the carrying value, if any, is other-than-temporary. No impairment loss occurred during the years ended December 31, 2017. Although assumptions used in estimates of fair value of the investments in Ling Ban and Ling Ban Online are the management’s best estimates, such assumptions are, by nature, highly judgmental and may vary significantly from actual results.

The following table entails the carrying value and change of the Company’s investments in Ling Ban and Ling Ban Online made in the year ended December 31, 2017.

For the year ended December 31, 2017

Beginning Balance	$-
Investment made to Ling Ban	2,645,672
Investment made to Ling Ban Online	863,732
Translation adjustment	179,272
Ending Balance	$3,688,676